Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary GBP 0.00001 Par Value	Deferred Shares GBP 0.00001 Par Value	Deferred Shares GBP 100,000 Par Value	Additional Paid-in Capital	Accumulated other comprehensive gain (loss)	Accumulated Deficit
Balance at Dec. 31, 2021	$ 120,441			$ 137	$ 467,213	$ 9,472	$ (356,381)
Balance, Shares at Dec. 31, 2021		35,854,591	112,077	1
Shares issued under employee share purchase plan	110				110
Shares issued under employee share purchase plan, Shares		149,254
Vesting of restricted share units, Shares		34,063
Forfeiture of ordinary shares, Shares		(5,477)	5,477
Issuance of ordinary shares, net of issuance cost of $2,600	28,291				28,291
Issuance of ordinary shares, net of issuance cost of $2,600, Shares		28,848,968
Cancellation of deferred shares, Shares			(93,451)
Non-cash share-based compensation	4,037				4,037
Unrealized loss on foreign currency translation	(18,324)					(18,324)
Net loss	(65,973)						(65,973)
Balance at Sep. 30, 2022	68,582			$ 137	499,651	(8,852)	(422,354)
Balance, Shares at Sep. 30, 2022		64,881,399	24,103	1
Balance at Dec. 31, 2021	120,441			$ 137	467,213	9,472	(356,381)
Balance, Shares at Dec. 31, 2021		35,854,591	112,077	1
Balance at Dec. 31, 2022	52,414			$ 137	500,781	(3,151)	(445,353)
Balance, Shares at Dec. 31, 2022		65,113,575	24,812	1
Shares issued under employee share purchase plan	32				32
Shares issued under employee share purchase plan, Shares		217,755
Vesting of restricted share units, Shares		50,677
Forfeiture of ordinary shares, Shares		(12,801)	12,801
Non-cash share-based compensation	2,943				2,943
Unrealized loss on foreign currency translation	1,429					1,429
Release of cumulative foreign currency translation adjustment, upon sale of Freeline Therapeutics GmbH	155					155
Net loss	(26,933)						(26,933)
Balance at Sep. 30, 2023	$ 30,040			$ 137	$ 503,756	$ (1,567)	$ (472,286)
Balance, Shares at Sep. 30, 2023		65,369,206	37,613	1